Related Party Transactions - Additional Information (Details) - USD ($)															1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 27, 2022	Feb. 22, 2021	Feb. 12, 2021	Jan. 12, 2021	Nov. 02, 2020	Jun. 15, 2020	Jun. 09, 2020	Mar. 20, 2020	Feb. 18, 2020	Nov. 28, 2019	Oct. 21, 2019	Sep. 30, 2019	Aug. 28, 2019	May 17, 2019	Aug. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Related Party Transaction [Line Items]
Proceeds from issuance of related party loans																$ 465,000	$ 14,000
Default interest												$ 80,000.00
Royalty Expense																				$ 1,000,000
Promissory Notes
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																0		$ 80,000.00	$ 80,000.00
Principal Stockholder Promissory Notes
Related Party Transaction [Line Items]
Proceeds from long-term lines of credit			$ 600,000					$ 300,000		$ 300,000			$ 1,000,000	$ 2,000,000
Interest rate			5.00%					5.00%		5.00%			5.00%	2.50%
Maturity Date			Jun. 12, 2022					Mar. 20, 2022		Aug. 28, 2021			Aug. 28, 2021	May 17, 2021
Fee Percentage			5.00%					5.00%		5.00%			5.00%	5.00%
Additional Percentage			10.00%					10.00%		10.00%			10.00%	7.50%
Loan Payable																5,400,000		5,500,000
Accrued interest and default interest																1,400,000		1,400,000
Interest expense including default interest																300,000		800,000
Other Related Party Promissory Notes
Related Party Transaction [Line Items]
Proceeds from long-term lines of credit	$ 425,000	$ 40,000		$ 300,000	$ 50,000	$ 100,000	$ 75,000		$ 100,000		$ 200,000	$ 200,000
Interest rate	12.00%	12.00%		12.00%	5.00%	7.50%	5.00%		12.00%		12.00%	12.00%
Maturity Date	Jan. 27, 2023	Jun. 22, 2022		Jun. 12, 2022	Jun. 02, 2022	Jun. 15, 2021	Jun. 09, 2022		Feb. 18, 2021		Oct. 21, 2021	Sep. 30, 2021
Proceeds from issuance of related party loans	$ 300,000
Payment made to related party	$ 300,000					$ 100,000						$ 200,000						700,000	1,900,000
Fee Percentage	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%		5.00%		5.00%	5.00%
Additional Percentage	17.00%	17.00%		17.00%	10.00%	12.50%	10.00%		17.00%		17.00%	17.00%
Loan Payable	$ 10,000.00					$ 10,000.00										800,000		1,200,000
Accrued interest and default interest																400,000		400,000
Default interest												$ 100,000
Interest expense including default interest																100,000		200,000
Other Related Party Promissory Notes | Fuseproject
Related Party Transaction [Line Items]
Due to Related Parties																		$ 200,000	$ 800,000
Other Related Party Promissory Notes | Fuseproject | Minimum [Member]
Related Party Transaction [Line Items]
Sale of stock, percentage of ownership after transaction																		1.26%	2.17%
Other Related Party Promissory Notes | Apeiron Advisory Ltd
Related Party Transaction [Line Items]
Due to Related Parties																		$ 900,000	$ 0
Other Related Party Promissory Notes | Apeiron Advisory Ltd | Minimum [Member]
Related Party Transaction [Line Items]
Sale of stock, percentage of ownership after transaction																		15.60%	5.00%
Other Related Party Promissory Notes | Noninterest bearing note
Related Party Transaction [Line Items]
Proceeds from issuance of related party loans															$ 200,000
Payment made to related party															$ 100,000
Loan Payable																100,000
Other Related Party Promissory Notes | Class B Common Warrants | Fuseproject
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																		1,833
Other Related Party Promissory Notes | Class A Common Warrants | Apeiron Advisory Ltd
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																		24,143	0
Other Related Party Promissory Notes | Class A Common Shares | Fuseproject
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																		7,499
Other Related Party Promissory Notes | Class A Common Shares | Apeiron Advisory Ltd
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																		447,318	11,520
Other Related Party Promissory Notes | Class B Common Shares | Fuseproject
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																		28,666
Other Related Party Promissory Notes | Series A Preferred Shares | Apeiron Advisory Ltd
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																		0	9,925
Other Related Party Transactions
Related Party Transaction [Line Items]
Contingent Royalty Obligation																200,000
Other Related Party Transactions | Maximum [Member]
Related Party Transaction [Line Items]
Royalty Expense																1,000,000
Other Related Party Transactions | Minimum [Member]
Related Party Transaction [Line Items]
Guaranteed Royalty payment																$ 200,000
Other Related Party Transactions | Royalty Arrangement, One Percentage of Cumulative Net Sales above 5 Million
Related Party Transaction [Line Items]
Royalty Payment Percentage																1.00%
Licensing and royalty income																$ 5,000,000
Other Related Party Transactions | Royalty Arrangement, three Percentage of Cumulative Net Sales up to 5 Million [Member]
Related Party Transaction [Line Items]
Royalty Payment Percentage																3.00%
Licensing and royalty income																$ 5,000,000
Other Related Party Transactions | Fuseproject
Related Party Transaction [Line Items]
Due to Related Parties																$ 100,000	0
Other Related Party Transactions | Fuseproject | Maximum [Member]
Related Party Transaction [Line Items]
Sale of stock, percentage of ownership after transaction																5.00%		5.00%
Other Related Party Transactions | Apeiron Advisory Ltd
Related Party Transaction [Line Items]
Due to Related Parties																$ 0	$ 900,000
Other Related Party Transactions | Apeiron Advisory Ltd | Minimum [Member]
Related Party Transaction [Line Items]
Sale of stock, percentage of ownership after transaction																5.00%		5.00%
Other Related Party Transactions | Class A Common Warrants | Apeiron Advisory Ltd
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																		24,143
Other Related Party Transactions | Class A Common Shares | Fuseproject
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																226,217
Other Related Party Transactions | Class A Common Shares | Apeiron Advisory Ltd
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction																1,490,524		447,318